Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Net pension assets	$ 5.1	$ 4.5
Land rights	9.7	10.1
Deferred investment costs	1.9	2.9
Deferred financing costs	2.2	2.1
Other	7.5	10.6
Other non-current assets	$ 26.4	$ 30.2